UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2004

SEMI-ANNUAL

REPORT

Salomon Brothers Asset Management

Salomon Brothers Investment Series

■	Cash Management Fund

■	New York Municipal Money Market Fund

NOT FDIC INSURED  •  NOT BANK GUARANTEED  •  MAY LOSE VALUE

Letter from the Chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

After a four-year period of accommodative monetary policy, which saw the Federal Reserve Bank (“Fed”) lower its target for the key federal funds ratei to a four-decade low last summer, the central bank reversed course in late June to what many observers believe will be a protracted period of monetary tightening, or steering short-term interest rates higher. Higher interest rates can act as a brake on robust economic growth, helping maintain a balance between steady growth and the inflation that generally accompanies it.

The Fed’s increase in the federal funds rate, to 1.25% at the end of June, was widely anticipated. Yields on money market instruments rose during the second half of the period. In particular, evidence of renewed job growth, the one missing piece from the economic recovery, led rates higher in the spring. Rising rates generally lead to higher rates of return on money market securities. However, yields on short-term instruments remain at historically low levels for the time being.

Within this environment, the fund performed as follows:

Cash Management Fund

As of June 30, 2004, the seven-day current yield for Class A shares of the fund was 0.71% and its seven-day effective yield, which reflects compounding, was 0.71%. These numbers are the same due to rounding.

The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that these yields represent past performance, which is not a guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

New York Municipal Money Market Fund

As of June 30, 2004, the seven-day current yield for Class A shares of the fund was 0.63% and its seven-day effective yield, which reflects compounding, was 0.63%. These numbers are the same due to rounding.

CLASS A SHARES’ YIELDS AS OF JUNE 30, 2004

	Seven-Day Current Yield	Seven-Day Effective Yield

Cash Management Fund	0.71%	0.71%

New York Municipal Money Market Fund	0.63%	0.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. The fund’s yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields of the Cash Management Fund Class A shares include a fee waiver and an expense reimbursement. This waiver and/or expense reimbursement may be reduced or terminated at any time. In the absence of these fee waivers and/or expense reimbursements, the seven-day current and effective yields would have been 0.53%.

In the cases where the current yield and effective yield are the same, it is due to rounding.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. The seven-day current and seven-day effective yields for the Cash Management Fund’s Class B, C, and O shares as of this same date were all 0.71% and 0.71%. The seven-day current and seven-day effective yields for the New York Municipal Money Market Fund’s Class O shares as of this same date were 0.63% and 0.63%.

The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that these yields represent past performance, which is not a guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Special Shareholder Notice

Effective April 29, 2004, Class 2 shares were renamed Class C shares and the initial sales charges on Class O shares was eliminated.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

Schedules of Investments

June 30, 2004 (unaudited)

Salomon Brothers Cash Management Fund

Face Amount	Security	Yield to Maturity on Date of Purchase†	Maturity Date‡	Value
CERTIFICATES OF DEPOSIT — 8.8%
$1,000,000	BNP Paribas	1.34%	8/17/04	$1,000,000
1,000,000	Depfa Bank Plc.	1.12	8/6/04	1,000,000
1,000,000	Dexia Bank	1.40	8/30/04	1,000,000
1,000,000	Svenska Handelsbanken, Inc.	1.09	8/23/04	1,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $4,000,000)			4,000,000

COMMERCIAL PAPER — 77.7%
1,000,000	Amstel Funding Corp. CE	1.23	7/16/04	999,487
1,000,000	Asset Portfolio Funding Corp. CE	1.51	9/22/04	996,542
1,000,000	Atlantic Asset Securitization Corp. CE	1.32	7/26/04	999,083
1,000,000	Atlantis One Funding Corp. CE	1.09	8/12/04	998,740
1,000,000	Bryant Park Funding LLC CE	1.27	7/16/04	999,471
1,000,000	Crown Point Capital Co.	1.09	9/21/04	997,540
1,000,000	Danske Corp.	1.10	8/23/04	998,395
1,000,000	Edison Asset Securitization CE	1.04	7/16/04	999,567
1,500,000	Foxboro Funding Ltd.	1.60	7/1/04	1,500,000
1,000,000	Galleon Capital LLC CE	1.09	7/7/04	999,818
1,000,000	Gemini Securitization Corp. CE	1.34	8/20/04	998,139
1,000,000	Greyhawk Funding Corp. CE	1.56	9/20/04	996,513
1,000,000	Hannover Funding Co. CE	1.27	7/19/04	999,365
1,500,000	Harwood Street Funding II	1.60	7/1/04	1,500,000
1,000,000	Jupiter Securitization Corp. CE	1.80	12/20/04	991,496
1,000,000	K2 LLC	1.51	9/22/04	996,542
1,000,000	Main Street Warehouse LLC	1.31	7/23/04	999,199
1,000,000	Mica Funding LLC	1.51	9/20/04	996,625
1,000,000	Moat Funding LLC CE	1.35	8/24/04	997,975
1,000,000	Mortgage Interest Networking Trust	1.12	7/6/04	999,844
1,000,000	Nationwide Anglia Building	1.10	8/23/04	998,395
1,500,000	Paradigm Funding LLC CE	1.50	7/1/04	1,500,000
1,000,000	Regency Markets No. 1 LLC CE	1.51	9/20/04	996,625
1,500,000	Saint Germain Holdings Ltd.	1.60	7/1/04	1,500,000
1,500,000	Santander Hispano Finance Delaware, Inc. CE	1.50	9/14/04	1,495,313
1,000,000	Scaldis Capital LLC CE	1.31	7/26/04	999,090
1,000,000	Silver Tower U.S. Funding LLC	1.08	7/1/04	1,000,000
1,000,000	Stanfield Victoria Funding LLC	1.51	9/13/04	996,917
1,000,000	Thames Asset Global Securitization CE	1.35	8/16/04	998,275
1,000,000	Three Pillars Funding Corp. CE	1.15	7/12/04	999,649
1,000,000	Thunder Bay Funding Corp. CE	1.09	7/6/04	999,849
1,000,000	Victory Receivable Corp.	1.23	7/9/04	999,727
1,000,000	White Pine Finance LLC VRDO	1.08	1/25/05	999,826

	TOTAL COMMERCIAL PAPER (Cost — $35,448,007)			35,448,007

MEDIUM-TERM NOTES — 6.6%
1,000,000	Premier Asset Collection LLC VRDO	1.09	8/6/04	999,990
1,000,000	Sigma Finance Corp. VRDO	1.09	7/15/04	999,990
1,000,000	Whistlejacket Capital Ltd. VRDO	1.09	8/18/04	999,980

	TOTAL MEDIUM-TERM NOTES (Cost — $2,999,960)			2,999,960

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Cash Management Fund

Face Amount	Security	Yield to Maturity on Date of Purchase†	Maturity Date‡	Value
MUNICIPAL NOTES — 2.7%
$ 720,000	Dade County, FL Expressway Authority VRDO FGIC CE	1.16%	7/1/04	$720,000
525,000	District of Columbia University VRDO CE	1.35	7/1/04	525,000

	TOTAL MUNICIPAL NOTES (Cost — $1,245,000)			1,245,000

REPURCHASE AGREEMENT — 4.2%
1,928,000	Morgan Stanley dated 6/30/04, 1.50% due 7/1/04; Proceeds at maturity — $1,928,080; (Fully collateralized by Federal National Mortgage Association, 6.00% due 12/21/11; Market value — $1,966,560) (Cost — $1,928,000)			1,928,000

	TOTAL INVESTMENTS — 100.0% (Cost — $45,620,967*)			$45,620,967

†	Yield to maturity on date of purchase, except in the case of Variable Rate Demand Obligations (VRDO) and Put Bonds whose yields are determined on date of the last interest rate change.
‡	For VRDO and Put Bonds, maturity date shown is the date of next interest rate change.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CE	—	Credit Enhancement
FGIC	—	Financial Guaranty Insurance Corporation
VRDO	—	Variable Rate Demand Obligation

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers New York Municipal Money Market Fund

Face Amount	Security	Yield to Maturity on Date of Purchase†	Maturity Date‡	Value
MUNICIPAL SECURITIES — 100.0%

New York — 97.5%
$1,850,000	Auburn, NY IDA Goulds Pumps Inc. Project VRDO	1.10%	7/7/04	$1,850,000
505,000	Colonie, NY HDC Colonie Terrence Apartments VRDO CE	1.20	7/23/04	505,000
375,000	Dutchess County, NY IDA Adam Fairacare Farms VRDO	1.10	7/23/04	375,000
1,310,000	Jay Street Development Corp. NY CTS Facility VRDO	1.00	7/1/04	1,310,000
1,400,000	Long Island Power Authority NY Elec Sys VRDO	1.03	7/7/04	1,400,000
3,500,000	MTA, NY Series G-2 VRDO CE	1.08	7/23/04	3,500,000
780,000	Monroe County, NY IDA Axelrod Realty VRDO CE	1.50	7/23/04	780,000
2,530,000	Monroe County, NY IDA BenMar Manufacturing Facility VRDO CE	1.23	7/1/04	2,530,000
1,000,000	Monroe County, NY IDA Genesee Metal VRDO CE	1.15	7/23/04	1,000,000
465,000	Monroe County, NY IDA Mercury Paint VRDO	1.28	12/1/11	465,000
1,770,000	Municipal Assistance Corp. Series P	1.00	7/1/04	1,770,000
1,230,000	New York, NY Sub-Series A-6 VRDO	1.00	7/7/04	1,230,000
300,000	New York, NY Sub-Series A-7 VRDO CE	1.00	7/23/04	300,000
1,500,000	New York City, NY HDC Monterey Series A VRDO CE	1.00	7/7/04	1,500,000
2,000,000	New York City, NY HDC Mortgage First Avenue Development VRDO CE	1.06	7/23/04	2,000,000
2,550,000	New York City, NY HDC Multi-Family Revenue VRDO CE	1.05	7/7/04	2,550,000
1,300,000	New York City, NY HDC One Columbus Place Development VRDO CE	1.05	7/7/04	1,300,000
800,000	New York City, NY HDC Parkgate Development VRDO CE	1.01	7/7/04	800,000
1,300,000	New York City, NY IDA Childrens Oncology Society VRDO CE	1.03	7/7/04	1,300,000
3,000,000	New York City, NY Municipal Water & Sewer Financial Authority System VRDO CE	1.04	7/23/04	3,000,000
900,000	New York City, NY Transitional Finance Authority N.Y.C. Sub-Series 3 VRDO CE	1.03	7/7/04	900,000
2,700,000	New York City, NY Trust For Cultural Resources Museum Of Broadcasting VRDO	1.01	7/7/04	2,700,000
2,500,000	New York State, GO CE	0.96	3/1/05	2,583,082
480,000	New York State, Dormitory Authority Cornell University Series B VRDO	1.08	7/1/04	480,000
1,000,000	New York State, Dormitory Authority Mental Health Services Sub-Series D 2C VRDO	1.07	7/1/04	1,000,000
4,000,000	New York State, Dormitory Authority Mental Health Services Sub-Series D 2D VRDO	1.07	7/1/04	4,000,000
500,000	New York State, Environmental Facilities Corp. Waste Management Income VRDO CE	1.06	7/23/04	500,000
4,200,000	New York State, HFA 8 Avenue Housing VRDO CE	1.06	7/23/04	4,200,000
1,050,000	New York State, HFA Contract Revenue VRDO CE	1.03	7/7/04	1,050,000
2,000,000	New York State, HFA E. 39 Street Housing VRDO CE	1.06	7/7/04	2,000,000
3,130,000	New York State, HFA Normandie Project VRDO CE	1.03	7/7/04	3,130,000
200,000	New York State, Local Government Assistance Corp. Series A-BV VRDO CE	1.00	7/23/04	200,000
2,400,000	New York State, Local Government Assistance Corp. Series B VRDO CE	1.00	7/7/04	2,400,000
700,000	New York State, Local Government Assistance Corp. Series D VRDO	1.00	7/7/04	700,000
175,000	Niagara County, NY IDA Second Project VRDO	1.15	7/1/04	175,000
2,000,000	North Hempstead, NY	1.06	2/3/05	2,010,784
2,000,000	Oneida County, NY	1.10	4/27/05	2,014,466
1,725,000	Otsego County, NY IDA St. James Retirement Community VRDO	1.21	7/23/04	1,725,000
3,310,000	Suffolk County, NY IDA Third Project Wolf Family VRDO CE	1.10	7/1/04	3,310,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers New York Municipal Money Market Fund

Face Amount	Security	Yield to Maturity on Date of Purchase†	Maturity Date‡	Value

New York — 97.5% (continued)
$3,900,000	Syracuse, NY IDA Byrne Dairy Inc. Facilities VRDO CE	1.10%	7/7/04	$3,900,000
4,235,000	Ulster County, NY IDA Hunter Panels LLC VRDO CE	1.06	7/7/04	4,235,000
5,000,000	William Floyd UN Free School District Mastics-Moriches-Shirley	1.68	6/27/05	5,063,200
495,000	Wyoming County, NY IDA American Precision Industries Inc.	1.10	7/1/04	495,000

				78,236,532

Puerto Rico — 2.5%
2,035,000	Puerto Rico Municipal Financial Agency GO VRDO CE	1.07	7/23/04	2,035,000

	TOTAL INVESTMENTS — 100.0% (Cost — $80,271,532*)			$80,271,532

†	Yield to maturity on date of purchase, except in the case of Variable Rate Demand Obligations (VRDO) and Put Bonds whose yields are determined on date of the last interest rate change.
‡	For VRDOs and Put Bonds, maturity date shown is the date of next interest rate change.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CE	—	Credit Enhancement
GO	—	Government Obligation
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
MTA	—	Metropolitan Transit Authority
VRDO	—	Variable Rate Demand Obligation

See Notes to Financial Statements.

Statements of Assets and
Liabilities

June 30, 2004 (unaudited)

	Cash Management Fund	New York Municipal Money Market Fund
ASSETS:
Investments, at amortized cost	$45,620,967	$80,271,532
Cash	770	790,224
Interest receivable	12,287	165,749

Total Assets	45,634,024	81,227,505

LIABILITIES:
Dividends payable	20,279	46,824
Administration fee (Note 2)	—	3,392
Management fees (Note 2)	—	13,568
Accrued expenses	91,572	34,048

Total Liabilities	111,851	97,832

Total Net Assets	$45,522,173	$81,129,673

NET ASSETS:
Par value of capital shares	$45,523	$81,130
Capital paid in excess of par value	45,476,650	80,986,638
Undistributed net investment income	—	61,905

Total Net Assets	$45,522,173	$81,129,673

Shares Outstanding:
Class A	23,124,355	4,371,484

Class B	9,435,648	—

Class C	9,953,591	—

Class O	3,009,652	76,758,190

Net Asset Value:
Class A	$1.00	$1.00

Class B	$1.00	—

Class C	$1.00	—

Class O	$1.00	$1.00

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended June 30, 2004 (unaudited)

	Cash Management Fund	New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest	$242,462	$449,058

EXPENSES:
Transfer agency services (Note 4)	59,309	23,681
Management fees (Note 2)	43,908	90,293
Registration fees	24,823	20,541
Audit and legal	19,979	24,648
Custody	11,037	7,096
Administration fees (Note 2)	10,977	22,573
Shareholder communications (Note 4)	9,711	10,091
Directors’ fees	2,880	3,176
Other	7,429	3,154

Total Expenses	190,053	205,253
Less: Management fee waiver, administration fee waiver and expense reimbursement (Note 2)	(69,299)	—

Net Expenses	120,754	205,253

Net Investment Income	121,708	243,805

Net Realized Gain From Investment Transactions	13	—

Increase in Net Assets From Operations	$121,721	$243,805

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

Cash Management Fund

	2004	2003
OPERATIONS:
Net investment income	$121,708	$339,353
Net realized gain	13	2,348

Increase in Net Assets From Operations	121,721	341,701

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income	(121,708)	(339,353)
Net realized gains	(13)	(2,348)

Decrease in Net Assets From Distributions to Shareholders	(121,721)	(341,701)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sales of shares	39,986,968	276,517,239
Net asset value of shares issued for reinvestment of dividends	84,871	237,740
Cost of shares reacquired	(31,564,696)	(290,448,408)

Increase (Decrease) in Net Assets From Fund Share Transactions	8,507,143	(13,693,429)

Increase (Decrease) in Net Assets	8,507,143	(13,693,429)
NET ASSETS:
Beginning of period	37,015,030	50,708,459

End of period*	$45,522,173	$37,015,030

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

New York Municipal Money Market Fund

	2004	2003
OPERATIONS:
Net investment income	$243,805	$594,627
Net realized gain	—	160,275

Increase in Net Assets From Operations	243,805	754,902

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income	(181,900)	(594,627)
Net realized gains	(61,905)	(13,274)

Decrease in Net Assets From Distributions to Shareholders	(243,805)	(607,901)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	35,324,080	138,491,407
Net asset value of shares issued for reinvestment of dividends	198,087	573,606
Cost of shares reacquired	(35,118,127)	(168,979,281)

Increase (Decrease) in Net Assets From Fund Share Transactions	404,040	(29,914,268)

Increase (Decrease) in Net Assets	404,040	(29,767,267)
NET ASSETS:
Beginning of period	80,725,633	110,492,900

End of period*	$81,129,673	$80,725,633

* Includes undistributed net investment income of:	$61,905	—

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), the Salomon Brothers Investors Value Fund Inc, the Salomon Brothers Capital Fund Inc and the Salomon Funds Trust.

Salomon Brothers Cash Management Fund (“Cash Management Fund”) and Salomon Brothers New York Municipal Money Market Fund (“New York Municipal Money Fund”), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990. The Series Fund consists of these funds and nine other separate investment funds: Salomon Brothers International Equity Fund, Salomon Brothers Small Cap Growth Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Short/Intermediate U.S. Government Fund, Salomon Brothers Institutional Money Market Fund and Salomon Brothers All Cap Value Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The Investment Series operates under a multiple class pricing structure, with each fund of the Investment Series (individually a “Fund”) offering Class A, B, C and O shares, each with their own expense structure. Each Fund has a specific investment objective:

Fund:	Objective:
Cash Management Fund	To seek as high a level of current income as is consistent with liquidity and the stability of principal.
New York Municipal Money Fund	To seek as high a level of current income exempt from regular federal income tax, New York State and New York City personal income taxes as is consistent with liquidity and the stability of principal.

The following is a summary of significant accounting policies followed by the Investment Series in the preparation of these financial statements. The policies are in conformity with U.S. accounting principles generally accepted (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

(a)  Investment Valuation.    Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value and does not include unrealized gains or losses.

(b)  Repurchase Agreements.    When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)  Federal Income Taxes.    Each Fund has complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required for such Funds.

(d)  Dividends and Distributions to Shareholders.    Dividends from net investment income on the shares of each of the Funds are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

Notes to Financial Statements

(unaudited) (continued)

Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(e)  Class Accounting.    Investment income, common expenses and gain (loss) on investments are allocated to the various classes of a Fund on the basis of daily net assets of each class. Each class currently has the same expense structure.

(f)  Expenses.    Direct expenses are charged to the Fund that incurred them, and general expenses of the Investment Series are allocated to the Funds based on each Fund’s relative net assets.

(g)  Other.    Investment transactions are recorded as of the trade date. Interest income, including the accretion of discount or amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Net investment income and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of each class’s net assets to the Fund’s total net assets.

2. Management Fee and Other Agreements

Each Fund retains Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), to act as investment manager of each Fund, subject to the supervision by the Board of Directors of each Fund. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business of the Investment Series and pays the compensation of its officers. The management fee for these services for each Fund is calculated at an annual rate of 0.20% of each Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, serves as administrator to the Funds. As compensation for its services, the Funds pay SBFM a fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended June 30, 2004, SBAM and SBFM voluntarily waived all of their fees, resulting in waived management fees of $43,908, waived administration fees of $10,977 and an expense reimbursement of $14,414 for the Cash Management Fund. For the New York Municipal Money Market Fund, SBAM did not waive its management fees or reimburse the Fund’s expenses during the six months ended June 30, 2004.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor. Each Fund has an agreement with CGM to distribute its shares pursuant to a multiple pricing system. The Funds are not subject to a front-end sales charge or a distribution and service (12b-1) fee.

Contingent deferred sales charges of $8,311, $16,212 and $2,459 were paid to CGM, in connection with redemptions of certain Class A, B and C shares, respectively, of the Cash Management Fund for the six months ended June 30, 2004.

3. Portfolio Investment Risks

The Cash Management Fund and New York Municipal Money Fund invest in money market instruments maturing in thirteen months or less whose short-term credit ratings are within the highest rating categories of two nationally recognized statistical rating organizations (“NRSROs”) or if rated by only one NRSRO, that NRSRO, or, if not rated, are believed by the investment manager to be of comparable quality. The New York Municipal Money Fund pursues its investment objective by investing at least 80% of its net assets in obligations that are exempt from Federal, New York State and New York City personal income taxes. Because the New York Municipal Money Fund invests primarily in obligations of the State and City of New York, it is more susceptible to factors adversely affecting issuers of such obligations than a fund that is more diversified.

Notes to Financial Statements

(unaudited) (continued)

4. Class Specific Expenses

For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C	Class O
Cash Management Fund	$16,745	$11,935	$6,319	$24,310
New York Municipal Money Fund	847	—	—	22,834

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C	Class O
Cash Management Fund	$5,390	$1,926	$1,673	$722
New York Municipal Money Fund	494	—	—	9,597

5. Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Cash Management Fund:
Class A
Net investment income	$67,546	$192,147
Net realized gains	7	1,151

Total	$67,553	$193,298

Class B
Net investment income	$24,183	$75,067
Net realized gains	3	624

Total	$24,186	$75,691

Class C
Net investment income	$20,908	$45,055
Net realized gains	2	384

Total	$20,910	$45,439

Class O
Net investment income	$9,071	$27,084
Net realized gains	1	189

Total	$9,072	$27,273

New York Municipal Money Fund:
Class A
Net investment income	$8,940	$50,457
Net realized gains	3,032	702

Total	$11,972	$51,159

Class C
Net investment income	—	$25
Net realized gains	—	1

Total	—	$26

Class O
Net investment income	$172,960	$544,145
Net realized gains	58,873	12,571

Total	$231,833	$556,716

Notes to Financial Statements

(unaudited) (continued)

6. Capital Stock

At June 30, 2004, the Series Fund had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share. Effective April 29, 2004, Class 2 shares were renamed as Class C shares. Transactions in Fund shares, each at $1.00, for the periods indicated were as follows:

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Cash Management Fund
Class A
Shares sold	18,556,703	231,065,584
Shares issued on reinvestment	49,408	121,209
Shares reacquired	(17,723,785)	(221,634,664)

Net Increase	882,326	9,552,129

Class B
Shares sold	4,845,810	7,294,149
Shares issued on reinvestment	15,294	56,274
Shares reacquired	(3,751,224)	(11,952,324)

Net Increase (Decrease)	1,109,880	(4,601,901)

Class C†
Shares sold	16,121,944	20,743,860
Shares issued on reinvestment	13,720	40,661
Shares reacquired	(8,942,145)	(27,133,700)

Net Increase (Decrease)	7,193,519	(6,349,179)

Class O
Shares sold	462,511	17,413,646
Shares issued on reinvestment	6,449	19,596
Shares reacquired	(1,147,542)	(29,727,720)

Net Decrease	(678,582)	(12,294,478)

New York Municipal Money Fund
Class A
Shares sold	630,148	84,639,998
Shares issued on reinvestment	9,793	39,887
Shares reacquired	(801,090)	(86,542,678)

Net Decrease	(161,149)	(1,862,793)

Class C†‡
Shares issued on reinvestment	2	24
Shares reacquired	(3,830)	(6,700)

Net Decrease	(3,828)	(6,676)

Class O
Shares sold	34,693,932	53,851,409
Shares issued on reinvestment	188,292	533,695
Shares reacquired	(34,313,207)	(82,429,903)

Net Increase (Decrease)	569,017	(28,044,799)

†	On April 29, 2004, Class 2 shares were renamed as Class C shares.
‡	On February 9, 2004, Class C shares were fully redeemed.

Notes to Financial Statements

(unaudited) (continued)

7. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigoup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

8. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Cash Management Fund

	Class A Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.003		0.007	0.013	0.035	0.058	0.047
Distributions from net investment income and net realized gains	(0.003)		(0.007)	(0.013)	(0.035)	(0.058)	(0.047)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (2)	0.3	%‡	0.7%	1.3%	3.6%	6.0%	4.8%
Net Assets, End of Period (000s)	$23,124		$22,242	$12,690	$18,083	$5,622	$20,702
Ratios to Average Net Assets:
Expenses	0.55	%†	0.55%	0.55%	0.55%	0.55%	0.53%
Net investment income	0.55	†	0.66	1.30	3.22	5.87	4.65
Before applicable waiver of management fee, administration fee, expenses absorbed by SBAM and SBFM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	$0.002		$0.005	$0.009	$0.030	$0.060	N/A
Expense ratio	0.73	%†	0.72%	0.79%	0.82%	0.71%	N/A

Cash Management Fund

	Class B Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.003		0.007	0.013	0.035	0.058	0.047
Distributions from net investment income and net realized gains	(0.003)		(0.007)	(0.013)	(0.035)	(0.058)	(0.047)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (2)	0.3	%‡	0.7%	1.3%	3.6%	6.0%	4.8%
Net Assets, End of Period (000s)	$9,435		$8,325	$12,927	$7,459	$11,079	$20,476
Ratios to Average Net Assets:
Expenses	0.55	%†	0.55%	0.55%	0.55%	0.55%	0.53%
Net investment income	0.56	†	0.69	1.25	3.57	5.79	4.72
Before applicable waiver of management fee, administration fee, expenses absorbed by SBAM and SBFM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	$0.001		$0.003	$0.011	$0.033	$0.060	N/A
Expense ratio	0.87	%†	0.81%	0.80%	0.83%	0.71%	N/A

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Cash Management Fund

	Class C Shares(1)
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.003		0.007	0.013	0.035	0.058	0.047
Distributions from net investment income and net realized gains	(0.003)		(0.007)	(0.013)	(0.035)	(0.058)	(0.047)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (3)	0.3	%‡	0.7%	1.3%	3.6%	6.0%	4.8%
Net Assets, End of Period (000s)	$9,953		$2,760	$9,109	$4,061	$1,978	$1,932
Ratios to Average Net Assets:
Expenses	0.55	%†	0.55%	0.55%	0.55%	0.55%	0.53%
Net investment income	0.55	†	0.70	1.24	3.25	5.90	4.67
Before applicable waiver of management fee, administration fee, expenses absorbed by SBAM and SBFM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	$0.002		$0.000 *	$0.011	$0.030	$0.060	N/A
Expense ratio	0.76	%†	0.83%	0.80%	0.83%	0.72%	N/A

Cash Management Fund

	Class O Shares
	2004(2)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.003		0.007	0.013	0.035	0.058	0.047
Distributions from net investment income and net realized gains	(0.003)		(0.007)	(0.013)	(0.035)	(0.058)	(0.047)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (3)	0.3	%‡	0.7%	1.3%	3.6%	6.0%	4.8%
Net Assets, End of Period (000s)	$3,010		$3,688	$15,982	$5,816	$5,718	$9,034
Ratios to Average Net Assets:
Expenses	0.55	%†	0.55%	0.55%	0.55%	0.55%	0.53%
Net investment income	0.56	†	0.70	1.25	3.43	5.82	4.67
Before applicable waiver of management fee, administration fee, expenses absorbed by SBAM and SBFM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income (loss)	$(0.006)		$(0.008)	$0.011	$0.032	$0.060	N/A
Expense ratio	2.08	%†	1.96%	0.80%	0.83%	0.71%	N/A

(1)	On April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	For the six months ended June 30, 2004 (unaudited).
(3)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.
*	Amount represents less than $0.001 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

New York Municipal Money Market Fund

	Class A Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.003		0.006	0.012	0.025	0.037	0.029
Distributions from net investment income and net realized gains	(0.003)		(0.006)	(0.012)	(0.025)	(0.037)	(0.029)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (2)	0.3	%‡	0.7%	1.2%	2.5%	3.8%	2.9%
Net Assets, End of Period (000s)	$4,372		$4,533	$6,400	$4,973	$4,413	$5,810
Ratios to Average Net Assets:
Expenses	0.44	%†	0.41%	0.35%	0.34%	0.38%	0.41%
Net investment income	0.56	†	0.56	1.19	2.49	3.68	2.85
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
Net investment income	N/A		$0.006	$0.012	N/A	N/A	N/A
Expense ratio	N/A		0.43%	0.39%	N/A	N/A	N/A

New York Municipal Money Market Fund

	Class O Shares
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.003		0.006	0.012	0.025	0.037	0.029
Distributions from net investment income and net realized gains	(0.003)		(0.006)	(0.012)	(0.025)	(0.037)	(0.029)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (2)	0.3	%‡	0.7%	1.2%	2.5%	3.8%	2.9%
Net Assets, End of Period (000s)	$76,758		$76,189	$104,082	$98,267	$138,146	$168,701
Ratios to Average Net Assets:
Expenses	0.45	%†	0.41%	0.35%	0.34%	0.38%	0.41%
Net investment income	0.54	†	0.63	1.20	2.51	3.69	2.85
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share expense ratios would have been:
Net investment income	N/A		$0.006	$0.012	N/A	N/A	N/A
Expense ratio	N/A		0.46%	0.39%	N/A	N/A	N/A

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures reflect fee waivers or expense reimbursements in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, total return would be reduced.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Salomon Brothers Investment Series

INVESTMENT MANAGER

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

DISTRIBUTOR

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.

P.O. Box 9764

Providence, Rhode Island 02940-9764

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3954

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York 10036

DIRECTORS

Carol L. Colman

Daniel P. Cronin

Leslie H. Gelb

R. Jay Gerken, CFA

Chairman

William R. Hutchinson

Riordan Roett

Jeswald W. Salacuse

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer

and Treasurer

Robert E. Amodeo

Executive Vice President

Charles K. Bardes

Executive Vice President

James E. Craige, CFA

Executive Vice President

Thomas A. Croak

Executive Vice President

John B. Cunningham, CFA

Executive Vice President

Thomas K. Flanagan

Executive Vice President

John G. Goode

Executive Vice President

Peter J. Hable

Executive Vice President

Kevin Kennedy

Executive Vice President

Roger M. Lavan, CFA

Executive Vice President

Maureen O’Callaghan

Executive Vice President

Beth A. Semmel, CFA

Executive Vice President

Peter J. Wilby, CFA

Executive Vice President

George J. Williamson

Executive Vice President

Andrew Beagley

Vice President, Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer*

Joseph T. Volpe

Controller

Robert I. Frenkel

Secretary and

Chief Legal Officer

*	Chief Compliance Officer as of July 29, 2004.

Salomon Brothers Investment Series

Cash Management Fund

New York Municipal Money Market Fund

The Funds are separate investment funds of the Salomon Brothers Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Investment Series.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC’s web site at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the fund (toll-free) at 1-800-446-1013 and by visiting the SEC’s web site at www.sec.gov.

SALOMON BROTHERS ASSET MANAGEMENT

399 Park Avenue

New York, New York 10022

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

SBSMMSEMI 6/04

04-7046

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Series Funds Inc

Date: September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Series Funds Inc

Date: September 8, 2004

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Series Funds Inc

Date: September 8, 2004: